Intangible Assets (Summary Of Intangible Assets Subject To Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 376,030	$ 326,496
Accumulated Amortization	(199,218)	(171,980)
Net Carrying Amount	176,812	154,516
Customer and Bank Branding Contracts / Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	338,830	291,392
Accumulated Amortization	(186,185)	(162,775)
Net Carrying Amount	152,645	128,617
Deferred Financing Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,127	15,038
Accumulated Amortization	(5,851)	(5,466)
Net Carrying Amount	10,276	9,572
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,568	4,075
Accumulated Amortization	(3,374)	(2,437)
Net Carrying Amount	1,194	1,638
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,803	2,827
Accumulated Amortization	(2,025)	(775)
Net Carrying Amount	778	2,052
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	13,702	13,164
Accumulated Amortization	(1,783)	(527)
Net Carrying Amount	$ 11,919	$ 12,637